SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Cash held in banks	$ 11,440,161	$ 22,729,212
Guaranteed investment certificates	284,174	346,501
Cash and Cash Equivalents	$ 11,724,335	$ 23,075,713